VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—96.7%
Communication Services—11.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 245	$ 72
Altice France S.A. 144A 5.500%, 1/15/28(1)	110	88
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	78	78
144A 4.750%, 3/1/30(1)	425	394
CMG Media Corp. 144A 8.875%, 6/18/29(1)	255	220
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	510	495
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	530	513
144A 8.875%, 2/1/30(1)	95	91
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	145	142
Hughes Satellite Systems Corp. 6.625%, 8/1/26	220	181
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	60	44
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	160	113
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	44
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	20	20
Snap, Inc. 144A 6.875%, 3/1/33(1)	110	110
Telesat Canada 144A 6.500%, 10/15/27(1)	90	39
		2,644

Consumer Discretionary—6.6%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	170	166
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	305	276
Clarios Global LP 144A 6.750%, 2/15/30(1)	15	15
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	35	35
Newell Brands, Inc.
6.375%, 9/15/27	275	276
6.625%, 9/15/29	89	89
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	105
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	450	413
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	115	109
		1,484

Consumer Staples—5.8%
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	136	136
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	675	598
144A 10.750%, 6/30/32(1)	145	110
	Par Value	Value

Consumer Staples—continued
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	$ 365	$ 359
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	85	85
		1,288

Energy—16.9%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	100	105
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	80	82
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	215	218
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	95	88
CrownRock LP 144A 5.000%, 5/1/29(1)	270	274
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	100	96
Ecopetrol S.A.
4.625%, 11/2/31	26	22
8.875%, 1/13/33	22	23
Energy Transfer LP
8.000%, 5/15/54	10	11
Series G 7.125%(2)	230	233
Series H 6.500%(2)	410	410
Genesis Energy LP 8.875%, 4/15/30	160	166
Harbour Energy plc 144A 6.327%, 4/1/35(1)	115	114
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	125	133
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	110	110
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(3)	200	201
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(1)	80	80
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	120	117
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	185	185
Mesquite Energy, Inc. 144A 7.250%, 7/15/25(1)(4)	120	2
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	370	365
South Bow Canadian Infrastructure Holdings Ltd.
144A 7.500%, 3/1/55(1)	200	202
144A 7.625%, 3/1/55(1)	15	15
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	112
Transocean, Inc.
144A 8.250%, 5/15/29(1)	25	24
144A 8.750%, 2/15/30(1)	76	79
144A 8.500%, 5/15/31(1)	90	87
Venture Global LNG, Inc.
144A 9.000%(1)(2)	110	104
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 9.875%, 2/1/32(1)	$ 115	$ 122
		3,780

Financials—24.3%
Acrisure LLC
144A 8.250%, 2/1/29(1)	60	62
144A 6.000%, 8/1/29(1)	95	91
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	240	180
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	145	131
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	430	427
RegS 3.125%, 7/1/30(3)	34	34
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(2)	217	231
Banco Mercantil del Norte S.A. 144A 6.625% (1)(2)	267	239
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(1)	220	208
Block, Inc. 144A 6.500%, 5/15/32(1)	335	338
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	120	115
Citigroup, Inc. Series X 3.875% (2)	410	400
Clydesdale Acquisition Holdings, Inc. 144A 6.750%, 4/15/32(1)	5	5
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	90	94
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	205	213
Gray Media, Inc. 144A 5.375%, 11/15/31(1)	155	97
Grifols S.A. 144A 4.750%, 10/15/28(1)	120	111
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	50	51
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	75	75
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	395	378
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(1)	166	153
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	175	165
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	188
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	90	90
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(1)	34	34
OneMain Finance Corp. 7.125%, 11/15/31	180	181
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	15	15
Reinsurance Group of America, Inc. 6.650%, 9/15/55	70	69
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)	155	126
	Par Value	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$ 960	$ 934
		5,435

Health Care—6.0%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	145	130
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	745	615
144A 4.750%, 2/15/31(1)	125	99
CVS Health Corp. 6.750%, 12/10/54	75	75
Insulet Corp. 144A 6.500%, 4/1/33(1)	10	10
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	95	100
144A 10.000%, 6/1/32(1)	60	57
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	180	177
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	85	80
		1,343

Industrials—8.5%
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	410	407
Cimpress plc 144A 7.375%, 9/15/32(1)	95	87
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	175	146
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	115	113
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	165	163
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	255	178
Icahn Enterprises LP
6.250%, 5/15/26	45	44
5.250%, 5/15/27	25	24
144A 10.000%, 11/15/29(1)	40	40
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	235	200
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	70	70
144A 6.750%, 3/1/33(1)	20	20
TransDigm, Inc. 144A 6.875%, 12/15/30(1)	195	199
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	220	218
		1,909

Information Technology—0.2%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	20	20
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	35	35
		55

See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Materials—7.5%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	$ 230	$ 127
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	215	210
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	185	184
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	140	145
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	175	169
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	100	94
OCP S.A.
144A 3.750%, 6/23/31(1)	15	13
144A 6.875%, 4/25/44(1)	63	61
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(1)(5)	38	37
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	130	133
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	190	189
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	190	196
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	155	133
		1,691

Real Estate—0.9%
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	259	212
Utilities—8.2%
AES Corp. (The) 7.600%, 1/15/55	410	414
American Electric Power Co., Inc. 6.950%, 12/15/54	220	224
Ferrellgas LP
144A 5.375%, 4/1/26(1)	45	44
144A 5.875%, 4/1/29(1)	605	548
Lightning Power LLC 144A 7.250%, 8/15/32(1)	30	31
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	95	96
144A 8.375%, 2/15/32(1)	70	70
Vistra Corp. 144A 8.000% (1)(2)	390	400
		1,827

Total Corporate Bonds and Notes (Identified Cost $22,628)		21,668

	Shares	Value
Preferred Stock—1.1%
	Financials—1.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(6)	$ 242
	Total Preferred Stock (Identified Cost $250)	242

	Total Long-Term Investments—97.8% (Identified Cost $22,878)	21,910

	TOTAL INVESTMENTS—97.8% (Identified Cost $22,878)	$21,910
	Other assets and liabilities, net—2.2%	482
	NET ASSETS—100.0%	$22,392

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $17,934 or 80.1% of net assets.
(2)	No contractual maturity date.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	100% of the income received was in PIK.
(6)	Value shown as par value.

Country Weightings†
United States	81%
Canada	4
Peru	2
Mexico	2
Luxembourg	2
Cayman Islands	2
Jersey	1
Other	6
Total	100%
† % of total investments as of March 31, 2025.

See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$21,668	$21,666	$2
Equity Securities:
Preferred Stock	242	242	—
Total Investments	$21,910	$21,908	$2
There were no securities valued using quoted prices (Level 1) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGHYIELD MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s Statement of Additional Information.